Operating Assets and Liabilities - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Assets and Liabilities
VAT receivables	$ 513	$ 305
Accrued interest income		117
Other receivables	5	5
Total	$ 518	$ 427